Offerings	Sep. 19, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	8.750% Series E Fixed-Rate Cumulative Redeemable Preferred stock
Amount Registered | shares	8,740,000
Proposed Maximum Offering Price per Unit | $ / shares	25
Maximum Aggregate Offering Price	$ 218,500,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 33,453
Offering Note
(1)
This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Filing Fee” table in the registrant’s Registration Statement on Form S-3, filed with the U.S. Securities and Exchange Commission on August 1, 2025, in accordance with Rules 456(b) and Rule 457(r)  under the Securities Act of 1933. “Amount Registered” and “Amount of Registration Fee” represent shares of Preferred Stock that may be offered and sold by the registrant and includes 1,140,000 shares of Preferred Stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares from the registrant.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	35,072,222
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate
Amount of Registration Fee	$ 0
Offering Note
(2)
Represents the maximum number of shares of common stock that could be issuable upon conversion of the Series E Preferred Stock based on the exchange cap, as described in the prospectus supplement, and assuming the full exercise of the underwriters’ option to purchase additional shares from the registrant.